Debt, Cash and Cash Equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		€ 12,503	€ 14,347
Short-term debt and current portion of long-term debt		9,236	2,045
Interest rate and currency derivatives used to manage debt		179	139
Total debt		21,918	16,531
Cash and cash equivalents		(6,795)	(8,710)	€ (7,993)	€ (12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		(11)	(28)
Net debt	[1]	15,112	7,793
Lease liabilities		2,012	2,030
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		35
Short-term debt and current portion of long-term debt		0
Interest rate and currency derivatives used to manage debt		0
Total debt		35
Cash and cash equivalents		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0
Net debt	[2]	35
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		150
Short-term debt and current portion of long-term debt		18
Interest rate and currency derivatives used to manage debt		(169)
Total debt		(1)
Cash and cash equivalents		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0
Net debt	[2]	(1)
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		12,688	14,546
Short-term debt and current portion of long-term debt		9,254	2,045
Interest rate and currency derivatives used to manage debt		10	(18)
Total debt		21,952	16,573
Cash and cash equivalents		(6,795)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(11)	(28)
Net debt	[2]	€ 15,146	€ 7,835

[1]	Net debt does not include lease liabilities, which amounted to €2,012 million as of June 30, 2024 and €2,030 million as of December 31, 2023
[2]	Net debt does not include lease liabilities, which amounted to €2,012 million as of June 30, 2024 and €2,030 million as of December 31, 2023